OTHER PAYABLES AND ACCRUALS (Tables)	12 Months Ended
Dec. 31, 2013
OTHER PAYABLES AND ACCRUALS [Abstract]
Components of Other Payables and Accruals
	2012	2013
Accrued expenses for utilities, rental expenses and others	109,226	142,205
Accruals for customer reward program	5,499	21,811
Accruals for professional service fees	11,593	13,337
Accrued agency fees	7,531	7,950
Others	32,037	43,578
Other unpaid and accruals-subtotal	165,886	228,881
Payables on construction cost of leasehold improvement	592,203	624,219
Payables on the unpaid consideration related to the acquisitions	193,360	164,003
Deposit from franchised-and-managed hotels, current	41,180	46,035
Payables to employees for exercised options	18,557	22,672
Payables on repair and maintenance cost	45,964	14,379
Others	33,870	40,334
Other payables-subtotal	925,134	911,642
Total	1,091,020	1,140,523